Note 12 - Receivables - Non Current (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about non-current receivables [text block]
	Year ended December 31,
	2018	2017
Receivables from related parties	58,128	88,595
Receivable Venezuelan subsidiaries	48,659	27,075
Tax credits	16,025	29,404
Legal deposits	12,446	13,568
Employee advances and loans	3,740	5,891
Advances to suppliers and other advances	7,592	12,443
Others	5,263	6,353
Derivative financial instruments	52	-
Government entities	-	641
	151,905	183,970
Allowances for doubtful accounts (see Note 21 (i))	-	(641)
	151,905	183,329